SHAREHOLDERS' EQUITY (Detail Textuals) $ / shares in Units, $ in Thousands					1 Months Ended		6 Months Ended		30 Months Ended
	Jan. 31, 2023 USD ($)	Apr. 14, 2020 USD ($) shares	Oct. 10, 2018 USD ($) $ / shares shares	Jun. 14, 2018 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	Mar. 16, 2020 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ₪ / shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 ₪ / shares shares
Ordinary shares, par value | ₪ / shares										₪ 0.01		₪ 0.01
Value of shares issued							$ 1,154
Ordinary shares, shares authorized | shares											200,000,000	200,000,000
Options granted | shares							19,500
Stock options granted, exercise price, minimum | $ / shares							$ 0.67
Stock options granted, exercise price, maximum | $ / shares							$ 1.06
Vesting period							4 years
Weighted average fair value of options granted during period | $ / shares							$ 0.53	$ 1.94
Share based compensation stock options							$ 1,782	$ 2,092
Unrecognized estimated compensation cost											$ 6,267
Period over which compensation expense will be recognized							2 years 29 days
Total weighted average number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share | shares							7,460,568	8,504,958
Employee Stock Purchase Plan [Member]
Number of shares purchased for ESPP | shares							275,854
Ordinary shares available for issuance | shares | shares											324,146
Share based compensation ESPP							$ 0	$ 97
Warrant [Member]
Warrants purchase to ordinary shares | shares											3,955,696
Proceeds from warrant exercised									$ 18,750
Warrants purchase to ordinary shares remain outstanding | shares											297,469
Agreement [Member] | Registered direct offering [Member]
Value of shares issued				$ 19,767
Issuance expenses				$ 1,233
Ordinary shares, shares authorized | shares				5,316,457
Warrants purchase to ordinary shares | shares				4,253,165
Offering price per share | $ / shares				$ 3.95
Exercise price of warrants | $ / shares				$ 4.74
Expiration period of warrants				5 years
Master Clinical Agreement [Member]
Ordinary shares issued | shares			2,424,243		2,332,815
Offering price per share | $ / shares			$ 4.95		$ 8.57333
Equity investment			$ 12,000		$ 20,000
Percentage of closing price			33.00%		33.00%
Collaborative Arrangements [Member]
Issuance expenses							91
Relative fair value of deferred participation											$ 4,121
Proceeds from equity investments							7,788
Collaborative Arrangements Two [Member]
Issuance expenses							42
Relative fair value of deferred participation											$ 5,000
Proceeds from equity investments							$ 14,958
SVB Leerink LLC and Stifel, Nicolaus & Company [Member]
Ordinary shares issued | shares		8,816,339				8,333,334
Issuance expenses		$ 5,200
Offering price per share | $ / shares						$ 9
Proceeds from ordinary shares in offering		$ 74,147
SVB Leerink LLC and Stifel, Nicolaus & Company [Member] | Underwriters [Member]
Ordinary shares issued | shares		483,005
Offering price per share | $ / shares						$ 8.46
Sales Agreement With Leerink Partner LLC [Member]
Proceeds from issuance of common stock	$ 50,000
Ordinary shares issued | shares							1,609,123
Issuance expenses							$ 458
Proceeds from ordinary shares in offering							$ 1,154